NOTE 1 – NATURE OF BUSINESS (Details Narrative) - USD ($)	1 Months Ended				6 Months Ended
	May 28, 2021	May 24, 2021	Jan. 29, 2021	May 03, 2010	Mar. 31, 2021	Jun. 30, 2021
Common stock, shares issued for acquisition, shares	600,000,000	600,000,000
Liabilities	$ 389,721				$ 759,638	$ 910,723
Stock Issued During Period, Value, Acquisitions					$ 600,000
Director
Common stock, shares issued for acquisition, shares				55,000,000
Consulting Services
Common stock, shares issued for acquisition, shares			600,000,000